Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Insurance Portfolio
November 30, 2021
PRC-NPRT3-0122
1.810674.117
Common Stocks - 99.8%
	Shares	Value ($)
Capital Markets - 4.4%
Asset Management & Custody Banks - 4.2%
Apollo Global Management LLC Class A	50,044	3,542,114
Ares Management Corp.	51,514	4,180,876
BlackRock, Inc. Class A	1,300	1,175,993
		8,898,983
Financial Exchanges & Data - 0.2%
Moody's Corp.	1,300	507,832
TOTAL CAPITAL MARKETS		9,406,815
Consumer Finance - 0.5%
Consumer Finance - 0.5%
OneMain Holdings, Inc.	21,000	1,045,590
Diversified Financial Services - 2.5%
Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. Class B (a)	18,800	5,201,772
Other Diversified Financial Services - 0.0%
Jackson Financial, Inc.	895	28,336
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,230,108
Insurance - 92.4%
Insurance Brokers - 26.4%
Aon PLC	32,100	9,494,217
Arthur J. Gallagher & Co.	66,500	10,832,850
Brown & Brown, Inc.	96,300	6,202,683
Marsh & McLennan Companies, Inc.	136,600	22,405,133
Willis Towers Watson PLC	30,928	6,984,780
		55,919,663
Life & Health Insurance - 15.2%
AFLAC, Inc.	34,500	1,867,830
Athene Holding Ltd. (a)	37,400	3,063,808
CNO Financial Group, Inc.	110,700	2,508,462
Globe Life, Inc.	27,000	2,336,580
MetLife, Inc.	153,275	8,991,112
Primerica, Inc.	23,100	3,399,165
Principal Financial Group, Inc.	63,000	4,320,540
Prudential Financial, Inc.	50,089	5,122,101
Prudential PLC (a)	35,800	604,707
		32,214,305
Multi-Line Insurance - 13.6%
American Financial Group, Inc.	200	26,722
American International Group, Inc.	274,450	14,436,070
Assurant, Inc.	17,100	2,600,910
China Pacific Insurance (Group) Co. Ltd. (H Shares)	161,800	468,925
Hartford Financial Services Group, Inc.	156,900	10,371,090
Zurich Insurance Group Ltd.	2,226	919,205
		28,822,922
Property & Casualty Insurance - 34.1%
Allstate Corp.	66,100	7,186,392
Arch Capital Group Ltd. (a)	105,000	4,239,900
Assured Guaranty Ltd.	66,100	3,236,917
Chubb Ltd.	118,405	21,250,145
Cincinnati Financial Corp.	11,200	1,275,680
Fidelity National Financial, Inc.	36,400	1,780,324
First American Financial Corp.	37,700	2,796,586
Loews Corp.	58,600	3,132,756
Markel Corp. (a)	1,920	2,294,054
Mercury General Corp.	200	10,204
Progressive Corp.	93,200	8,662,008
The Travelers Companies, Inc.	112,000	16,458,400
		72,323,366
Reinsurance - 3.1%
Everest Re Group Ltd.	3,300	846,054
Maiden Holdings Ltd. (a)	400	1,200
Reinsurance Group of America, Inc.	61,700	5,855,947
		6,703,201
TOTAL INSURANCE		195,983,457
TOTAL COMMON STOCKS (Cost $103,749,337)		211,665,970

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $640,789)	640,661	640,789

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $104,390,126)	212,306,759
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(223,259)
NET ASSETS - 100.0%	212,083,500

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,833,851	29,230,261	31,423,323	489	-	-	640,789	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	30,548,077	30,548,077	529	-	-	-	0.0%
Total	2,833,851	59,778,338	61,971,400	1,018	-	-	640,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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